Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
Schedule of segment information
	For the Year Ended December 31, 2022
	China	United States	Total
Revenue	$9,491,208	$3,780,867	$13,272,075
Cost of revenue	5,080,616	2,088,788	7,169,404
Gross profit	$4,410,592	$1,692,079	$6,102,671
Net income (loss)	$924,321	$(2,212,526)	$(1,288,205)
Interest expense	$(35,457)	$-	$(35,457)
Provision for income tax	$9,547	$-	$9,547
Depreciation and amortization	$385,736	$315,725	$701,461
Capital expenditures	$671,965	$188,069	$860,034

	For the Year Ended December 31, 2021
	China	United States	Total
Revenue	$12,796,089	$1,894,206	$14,690,295
Cost of revenue	6,582,462	1,177,410	7,759,872
Gross profit	$6,213,627	$716,796	$6,930,423
Net income (loss)	$2,027,809	$(1,521,040)	$506,769
Interest expense	$(98,033)	$-	$(98,033)
Provision for income tax	$16,277	$-	$16,277
Depreciation and amortization	$317,702	$287,551	$605,253
Capital expenditures	$1,096,051	$942,003	$2,038,054

	For the Year Ended December 31, 2020
	China	United States	Total
Revenue	$8,973,742	$1,339,770	$10,313,512
Cost of revenue	4,410,288	753,890	5,164,178
Gross profit	$4,563,454	$585,880	$5,149,334
Net income (loss)	$1,477,377	$(1,641,406)	$(164,029)
Interest expense	$(108,852)	$-	$(108,852)
Provision for income tax	$14,584	$-	$14,584
Depreciation and amortization	$276,981	$208,845	$485,826
Capital expenditures	$262,284	$312,049	$574,333

Schedule of total assets and Liabilities
	December 31, 2022	December 31, 2021
Total assets:
China	$11,704,732	$12,625,783
United Stated	15,624,454	12,370,311
Total assets	$27,329,186	$24,996,094

Total liabilities:
China	$12,102,414	$13,163,745
United Stated	14,049,723	8,997,390
Total liabilities	$26,152,137	$22,161,135